Promissory Notes Payable (Details Narrative) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Promissory Notes Payable Details Narrative
Outstanding principal balance	$ 60,016	$ 63,208
Carrying amount of the original issue discount	$ 13,911	$ 17,108